Goodwill (Details) - Schedule of components of acquired goodwill balances		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill		¥ 396,228,760	$ 60,725,644	¥ 352,079,834
Goodwill from Shenzhen Kuxuanyou acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	[1]	87,908,370	13,472,754	87,908,370
Goodwill from Shenzhen Yidian acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	[2]	137,060,340	21,005,738	137,060,340
Goodwill from Shenzhen Yitian acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	[3]	92,990,256	14,251,599	92,990,256
Goodwill from Skystar acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	[4]	25,170,478	3,857,602	34,120,868
Goodwill from Fe-da Electronics acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	[5]	¥ 53,099,316	$ 8,137,951

[1]	Beijing WiMi acquired Shenzhen Kuxuanyou in 2015 to acquire 100% of the capital stock of Shenzhen Kuxuanyou for an aggregate consideration of RMB 113.0 million (approximately USD 16.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 87,908,370 (USD 13,472,754) was allocated to goodwill.
[2]	Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million (approximately USD 24.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 137,060,340 (USD 21,005,738) was allocated to goodwill.
[3]	Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million (approximately USD 28.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 160,990,256 (USD 24,673,214) was allocated to goodwill. Impairment loss of RMB 68,000,000 (USD 10,421,615) was recognized for the year ended December 31, 2016.
[4]	Micro Beauty acquired Skystar in 2017 to acquire 100% of the capital stock of Skystar for an aggregate consideration of RMB 58,450,000 (approximately USD 9.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 32,057,115 (USD 4,913,042) was allocated to goodwill. Impairment loss of RMB 7,276,957 (USD 1,115,260) was recognized for the year ended December 31, 2020.
[5]	VIYI acquired Fe-da Electronics in 2020 to acquire 100% of the capital stock of Fe-da Electronics for a net consideration of approximately RMB 104,646,044 (approximately USD 15.3 million). The excess fair value of consideration over the identifiable assets acquired of RMB 53,099,316 (USD 8,137,951 million) was allocated to goodwill.